Related party transactions - Outstanding Balances Of Remunerations Of Directors (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 1.3	$ 2.8
Accounts Payable And Accrued Liabilities
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 1.3	$ 2.8